Subsequent Event (Details Textual) - USD ($)			1 Months Ended	12 Months Ended
	Jul. 10, 2018	Jul. 03, 2018	Sep. 18, 2018	Jun. 30, 2018
Subsequent Event [Line Items]
Litigation Settlement, Amount Awarded to Other Party				$ 20,659,772
Subsequent Event [Member]
Subsequent Event [Line Items]
Loss Contingencies Indemnification Balances	$ 5,889,666
Shares To Be Issued			2,500,000
Sale of Stock, Price Per Share			$ 0.55
Subsequent Event [Member] | Indemnification Agreement [Member]
Subsequent Event [Line Items]
Litigation Settlement, Amount Awarded to Other Party	$ 5,889,666
Subsequent Event [Member] | Long Yi [Member] | 2018 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		100,000
Subsequent Event [Member] | Wenyuan Zhang [Member] | 2018 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		50,000